CURRENT DEBT FACILITIES (Details) $ in Thousands, $ in Thousands		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2020 CAD ($)	Jan. 01, 2020 USD ($)	Jan. 01, 2020 CAD ($)
Unsecured debentures - 2021		$ 7,143		[1]
Unsecured debentures - 2020	[2]		1,353
Private loan			636
Current debt facilities		$ 7,143	$ 1,989		$ 2,532	$ 1,041	$ 1,960

[1]	On October 5, 2021, the Company issued C$10,300 in unsecured debentures with a maturity 12 months from the date of issue. The debentures were issued at a discount of 1.5% and include 8% annual interest paid at maturity; the Company incurred borrowing costs of $1,229 and the debt has an effective interest rate of 24%. During the year ended December 31, 2021, the Company incurred $411 in interest expense on this loan, of which $155 is included in accounts payable and accrued liabilities at December 31, 2021.
[2]	On March 20, 2020, the Company issued C$1,750 in unsecured debentures with a maturity 12 months from the date of issue. The debentures were issued at a discount of 2% and include 10% annual interest paid at maturity; the Company incurred borrowing costs of $82 and the debt has an effective interest rate of 16%. During the year ended December 31, 2021, the Company incurred $52 (December 31, 2020 - $164) in interest expense on this loan, of which $nil (December 31, 2020 - $108) is included in accounts payable and accrued liabilities at December 31, 2021. During the year ended December 31, 2021, the Company repaid the debenture.